Components of other comprehensive income (loss) - Summary of Movement on Components of Other Comprehensive Loss (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ (4,707,276)	$ (242)	$ 4,560,869	[1]	$ (1,952,414)	[1]
Translation effect of foreign entities	(35,114,722)		(7,134,153)		(11,515,297)
Asset's revaluation surplus net of deferred taxes					77,230,031
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(4,707,276)		4,560,869		(1,952,414)
Translation effect of foreign entities	(31,086,965)		(4,837,206)		(13,558,774)
Remeasurement of defined benefit plan, net of deferred taxes	(4,599,407)		11,100,835		(10,026,454)
Asset's revaluation surplus net of deferred taxes					64,835,155
Non-controlling interest of the items above	(3,734,066)		(2,135,886)		14,165,249
Total other comprehensive (loss) income items for the year, net of deferred taxes	(38,934,433)		7,859,449		$ 53,462,762
Total equity attributable to equity holders of the parent [member] | Discontinued operations [member]
Controlling interest:
Translation effect of foreign entities	$ 5,193,281		$ (829,163)

[1]	Restated for discontinued operations